Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivatives by Category
The following table sets forth the fair value of our derivatives by category (in thousands):

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2017	December 31, 2018
Undesignated interest rate cap	Other assets	$22,336	$33,086
Preferred stock warrant	Other assets	4,100	4,100
Total derivatives		$26,436	$37,186

Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations
The following table sets forth the effect of the derivative instruments in our consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statement of Operations	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Undesignated interest rate cap	Included in interest expense, net	$—	$1,006	$(14,435)
Preferred stock warrant	Included in other expense, net	—	—	—
Total loss (gain) on derivative financial instruments		$—	$1,006	$(14,435)